Property, plant and equipment, net	12 Months Ended
Sep. 30, 2021
Property, plant and equipment, net.
Property, plant and equipment, net

Note 7 — Property, plant and equipment, net

Property, plant and equipment from the Company’s continuing operations, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	September 30,	September 30,
	2021	2020
Plant, machinery and equipment	$70,113	$12,351
Transportation equipment	54,362	51,450
Office equipment	21,474	16,711
Sub-total	145,949	80,512
Accumulated depreciation	(66,467)	(41,643)
Total	$79,482	$38,869

Depreciation expense was $22,332, $22,474 and $32,983 for the years ended September 30, 2021, 2020 and 2019, respectively.